Event (Unaudited) Subsequent to the Date of the Independent Auditor’s Report	12 Months Ended
Dec. 31, 2021
Event Unaudited Subsequent To Date Of Independent Auditors Report
Event (Unaudited) Subsequent to the Date of the Independent Auditor’s Report

13.  Event (Unaudited) Subsequent to the Date of the Independent Auditor’s Report

The Company’s management has evaluated the subsequent events up to May 11, 2022, the date this S-1/A has been filed.

A total of 300,000 shares of common stock were issued at $10 each for gross proceeds of $3,000,000 in a private placement on May 2, 2022, to two accredited investors.